Stock warrants - reconciliation of warrant liability (Detail) - USD ($) shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Jan. 31, 2019	Jan. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Balance at January 31, 2019	$ 5,498	$ 3,440	$ 3,440	$ 2,870
Exercised				(28)
Change in fair value of stock warrants during year	3,307	$ 1,496	2,058	$ 598
Conversion of convertible preferred stock warrants	(8,805)
Balance at October 31, 2019	$ 0		$ 5,498	$ 3,440